Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) shares	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 566,338	$ 178,918		$ 20,416
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	19,501,274	14,826,087		703,002
Acquisition of investments accounted for under the equity method, Purchase price	28,138,378	20,330,138		$ 1,014,361
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues	2,778,544	2,085,425	$ 1,532,339
Accounts receivable-related parties, net	555,064	172,808
Refund liability, current	1,841	1,186
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price			70,134
Acquisition of investments accounted for under the equity method, Purchase price			$ 720,000
Acquisition of investments accounted for under the equity method, Trading Volume | shares			72,000
Associates [member] | Stock Of Materials Analysis Technology Inc [member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price			$ 32,923
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares			500
Associates [member] | Stock Of Gear Radio Ltd [member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price			$ 37,211
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares			1,900
Associates [member] | Stock of Wellysun Inc [Member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price		$ 25,000
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares		1,000
Associates [member] | Stock of Artery Technology Corporation [Member]
Disclosure of transactions between related parties [line items]
Acquisition of financial assets at fair value through profit or loss – noncurrent, Purchase price	$ 13,929
Acquisition of shares, noncurrent financial assets at fair value through profit or loss, Trading Volume | shares	82
Other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	$ 38,797	$ 26,856	$ 45,523
Accounts receivable-related parties, net	11,274	6,110
Refund liability, current	27	36
Other payables of mask expenditure	560,042	532,810	683,892
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues	2,817,341	2,112,281	$ 1,577,862
Refund liability, current	$ 1,868	$ 1,222